Financial Instruments (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Current	$ 35,235	$ 52,843
Allowance for doubtful accounts	(129,131)	(106,443)
Accounts receivable	35,235
Advance receivable
IfrsStatementLineItems [Line Items]
Current	51,672	129,157
Allowance for doubtful accounts	(129,131)	(106,443)
Accounts receivable	99,188	252,908
Advance receivable | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	500	114,821
Advance receivable | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 176,147	$ 115,373